Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Initial Public Offering [Line Items]
Initial Public Offering

Note 3 — Initial Public Offering

On November 18, 2024, the Company sold 6,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination. The Company has also granted the underwriters a 45-day option to purchase up to an additional 900,000 Option Units to cover over-allotments, if any. On November 19, 2024, the underwriter notified the Company of its exercise of the over-allotment option in full to purchase additional 900,000 Option Units of the Company. On November 21,

2024, 900,000 Option Units were sold to the underwriter at an offering price of $10.00 per Option Unit, generating gross proceeds of $9,000,000. As of the date of March 31, 2026 and December 31, 2025, 142,091 and 343,933 public placement units have not been separated into their relevant components, respectively.

All of the 6,900,000 public shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

The Company’s redeemable ordinary share is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of March 31, 2026 and December 31, 2025, the amounts of ordinary shares reflected on the balance sheet are reconciled in the following table.

	Share	Amount
Gross proceeds from the IPO	6,900,000	$69,000,000
Less:
Gross Proceeds from the IPO allocated to public rights	—	(903,900)
Offering costs of public shares	—	(1,806,783)
Plus:
Initial accretion of carrying value to redemption value	—	2,710,683
Accretion of carrying value to redemption value	—	3,924,060
Ordinary shares subject to possible redemption, December 31, 2025	6,900,000	$72,924,060
Less:
Redemption of Ordinary Shares	(3,219,311)	(34,221,276)
Reclassification of ordinary share subject to redemption as liability	(3,502,404)	(37,230,555)
Plus: Accretion of carrying value to redemption value	—	435,783
Ordinary shares subject to possible redemption, March 31, 2026	178,285	$1,908,012

Note 3 — Initial Public Offering

On November 18, 2024, the Company sold 6,000,000 Units, at a price of $10.00 per Unit. Each Unit consists of one ordinary share, and one right to receive one-tenth (1/10) of one ordinary share. Each ten rights entitle the holder thereof to receive one ordinary share upon the consummation of the Business Combination. The Company has also granted the underwriters a 45-day option to purchase up to an additional 900,000 Option Units to cover over-allotments, if any. On November 19, 2024, the underwriter notified the Company of its exercise of the over-allotment option in full to purchase additional 900,000 Option Units of the Company. On November 21, 2024, 900,000 Option Units were sold to the underwriter at an offering price of $10.00 per Option Unit, generating gross proceeds of $9,000,000. As of December 31, 2025, 343,933 Public Units have not been separated into their relevant components.

All of the 6,900,000 public shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated memorandum and articles of association, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

The Company’s redeemable ordinary share is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of December 31, 2025 and 2024, the amounts of ordinary shares reflected on the balance sheet are reconciled in the following table.

	Share	Amount
Gross proceeds from the IPO	6,900,000	$69,000,000
Less:
Gross Proceeds from the IPO allocated to public rights	—	(903,900)
Offering costs of public shares	—	(1,806,783)
Plus:
Initial accretion of carrying value to redemption value	—	2,710,683
Subsequent accretion of carrying value to redemption value	—	344,530
Ordinary shares subject to possible redemption, December 31, 2024	6,900,000	69,344,530
Accretion of carrying value to redemption value	—	3,579,530
Ordinary shares subject to possible redemption, December 31, 2025	6,900,000	$72,924,060